Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income tax
expense: Israel	495	1,867	(1,460)
Foreign jurisdictions	(253)	(21)	(356)

Total	748	1,846	(1,816)

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income taxes as
reported in the consolidated
statements of operations	748	1,846	(1,816)

Statutory tax rates	25%	24%	25%

Theoretical tax benefit calculated	187	443	(454)

Differences between the definition
of capital and assets for tax
purposes, goodwill impairment and
other	14	14	(44)

Change in valuation allowance	(148)	669	500
Effective change in corporate tax
rates	-	(1,103)	-
Foreign tax rate differential in
subsidiaries	(1)	8	17

Total	(135)	(412)	473

Income tax expense	52	31	19

Deferred Tax Assets And Liabilities

	December 31	December 31
	2012	2011
Deferred tax assets:

Tax loss carryforwards (in Israel)	3,885	4,071
Tax loss carryforwards (outside Israel)	485	484
Severance benefits	17	16
Provision for vacation pay	363	315
Allowance for doubtful accounts	24	23

Total gross deferred tax assets	4,774	4,909

Less valuation allowance	(4,052)	(4,200)

Net deferred tax assets	722	709

Deferred tax liabilities:

Fixed assets - differences in depreciation	(722)	(709)

Total gross deferred tax liabilities	(722)	(709)

Net deferred tax assets	-	-